Reinsurance	12 Months Ended
Dec. 31, 2019
Reinsurance Recoverables, Including Reinsurance Premium Paid [Abstract]
Reinsurance

Note 7: Reinsurance

The Company entered into a reinsurance agreement with its affiliate, CMFG Life, on a coinsurance and modified coinsurance basis to cede 100% of its investment-type contracts for its flexible premium variable and index linked deferred annuity, which are accounted for using the deposit method of accounting. On October 15, 2018, the Company amended its reinsurance agreement with CMFG Life to include a new flexible premium variable and index linked deferred annuity offering by the Company and will continue to cede 100% of its investment-type contracts for its flexible premium variable and index linked deferred annuities. The Company had $565,370 and $337,755 of assets on deposit for these contracts as of December 31, 2019 and 2018, respectively. The Company had related liabilities of $565,370 and $337,755 as of December 31, 2019 and 2018, respectively, which are included in policyholder account balances in the balance sheets. The Company had separate account assets and liabilities for these contracts of $169,654 and $169,654 and $103,205 and $103,205, respectively, as of December 31, 2019 and 2018. The Company receives a commission equal to 100% of its actual expenses incurred for this business, which was $26,384, $17,738 and $11,019 for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company entered into a second agreement with its affiliate, CMFG Life, to cede 100% of its investment-type contracts for its single premium deferred index annuity, which are accounted for using the deposit method of accounting. The Company had $3,665,129 and $2,800,341 of assets on deposit for these contracts as of December 31, 2019 and 2018, respectively. The Company had related liabilities of $3,665,129 and $2,800,341, respectively which are included in policyholder account balances in the balance sheets. The Company receives a commission equal to 100% of its actual expenses incurred for this business, which was $56,991, $52,652 and $44,773 for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company entered into a third agreement with its affiliate, CMFG Life, on a coinsurance basis to cede 100% of its investment-type contracts for its single premium deferred modified guaranteed index annuity, which are accounted for using the deposit method of accounting. The Company had $44,465 of assets on deposit for these contracts as of December 31, 2019. The Company had related liabilities of $44,465 as of December 31, 2019, which are included in policyholder account balances in the balance sheets. The Company receives a commission equal to 100% of its actual expenses incurred for this business, which was $3,752 for the year ended December 31, 2019.

In December 2019, the Company filed a replacement reinsurance agreement, which consolidates and replaces the three separate agreements related to its annuity contracts (the 2013, 2015 and 2019 agreements), with its state of domicile. This replacement agreement was approved by the regulator in January 2020 and effective for 2019.

On October 31, 2012, the Company ceded 95% of its insurance policies in force pursuant to a reinsurance agreement with CMFG Life and the Company was reimbursed for 95% of expenses incurred in the provision of policyholder and benefit payment services, and insurance taxes and charges on a go forward basis under this contract. On September 30, 2015, the Company amended its reinsurance agreement with CMFG Life and now cedes 100% of its insurance policies in force to CMFG Life and is reimbursed 100% for expenses incurred in the provision of policyholder and benefit payments services, and insurance taxes and charges going forward. The Company receives a commission equal to 100% of its actual expenses incurred for this business, which was $767 and $839 for the years ended December 31, 2018 and 2017, respectively. For the year ended December 31, 2019, the Company paid a refund of $668 due to the change in the amount due to the guaranty fund.

MLIC did not have any other reinsurance agreements at December 31, 2019 or 2018 and the entire reinsurance recoverable balance of $23,927 and $24,034, respectively, was due from CMFG Life. The recoverable balances are not collateralized and the Company retains the risk of loss in the event CMFG Life is unable to meet its obligations assumed under the reinsurance agreements. MLIC believes the risk of non-collection is remote due to CMFG Life’s stable financial strength ratings of A from A.M. Best Company and S&P Global Ratings and A2 rating from Moody’s Investors Service.

The effects of reinsurance on contract charges, interest credited to policyholder accounts, premiums and on claims, benefits, and losses incurred for the years ended December 31 are as follows:

	2019	2018	2017

Face amount of policies in force	$72,193	$80,872	$86,587

Premiums:
Direct - written	$4,094	$2,812	$3,145
Direct - change in unearned	—	—	5
Direct - earned	4,094	2,812	3,150

Ceded to affiliate - written	(4,094)	(2,812)	(3,145)
Ceded to affiliate - change in unearned	—	—	(5)
Ceded to affiliate - earned	(4,094)	(2,812)	(3,150)

Premiums - written, net	—	—	5
Premiums - change in unearned, net	—	—	(5)
Premiums, net	$—	$—	$—

Contract charges:
Direct	$10,935	$7,535	$3,498
Ceded to affiliate	(10,935)	(7,535)	(3,498)
Contract charges, net	$—	$—	$—

Claims, benefits and losses incurred:
Direct	$4,317	$2,507	$2,779
Ceded to affiliate	(4,317)	(2,507)	(2,777)

Claims, benefits and losses, net	$—	$—	$2

Interest credited to policyholder account balances:
Direct	$34,571	$41,175	$30,469
Ceded to affiliate	(34,531)	(41,190)	(30,469)
Interest credited to policyholder account balances, net	$40	$(15)	$—